Company level financial information - Condensed statement of profit or loss (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Condensed statement of profit or loss
Other income.		¥ 25,931	¥ 52,140	¥ 37,208
General and administrative expenses		(816,225)	(810,829)	(796,435)
Other net income		87,308	(40,407)	45,997
Operating profit		882,027	401,035	766,581
Finance income		66,344	40,433	25,608
Finance costs		(33,396)	(28,362)	(31,338)
Net finance income		32,948	12,071	(5,730)
Fair value changes of Paid-in capital subject to redemption and other preferential rights/redeemable shares with other preferential rights			(1,625,287)	(680,033)
Share of profit of equity-accounted investee, net of tax		(8,162)	(4,011)
Profit/(loss) before taxation		906,813	(1,216,192)	80,818
Income tax expense		267,070	213,255	210,949
(Loss)/profit for the year		639,743	(1,429,447)	¥ (260,176)
Parent company
Condensed statement of profit or loss
Other income.	¥ 0	6,038	4,274
General and administrative expenses	(37)	(19,038)	(9,734)
Other net income	1,091	6,607	52,056
Operating profit	1,054	(6,393)	46,596
Finance income	0	2,930	1,030
Finance costs	0	0	(2)
Net finance income	0	2,930	1,028
Fair value changes of Paid-in capital subject to redemption and other preferential rights/redeemable shares with other preferential rights	151,733	0	(1,625,287)
Share of profit of equity-accounted investee, net of tax	0	(8,162)	(4,011)
Profit/(loss) before taxation	152,787	(11,625)	(1,581,674)
Income tax expense	0	0
(Loss)/profit for the year	¥ 152,787	¥ (11,625)	¥ (1,581,674)